Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 579	$ 3,320
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	14 years
Impairment of Intangible Assets, Finite-lived	$ 4,124	$ 7,778
Web Site Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years